INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
INTANGIBLE ASSETS
Schedule of Intangible Assets
	March 31, 2026	December 31, 2025
Gross carrying amount	$3,398,298	$3,854,675
Accumulated amortization	(2,222,710)	(2,152,174)
Asset impairment loss	-	(456,377)
Net intangible asset	$1,175,588	$1,246,124
Amortization period (in years)	10	10

	December 31, 2025	December 31, 2024
Gross carrying amount	$3,854,675	$3,854,675
Accumulated amortization	(2,152,174)	(1,766,710)
Asset impairment loss	(456,377)	-
Net intangible asset	$1,246,124	$2,087,965
Amortization period (in years)	10	10

Schedule of estimated future amortization expense
2026	$211,608
2027	282,144
2028	282,144
2029	282,144
2030	117,548
Thereafter	-
Total future amortization expense	$1,175,588

2026	$282,144
2027	282,144
2028	282,144
2029	282,144
2030	117,548
Thereafter	-
Total future amortization expense	$1,246,124